UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.7%)
	ABAG Finance Authority for Nonprofit Corps.,
$12,235	Eskaton Village-Roseville Ser 2006	0.34%	10/07/09	$12,235,000
12,750	Eskaton Village-Placerville Ser 2007	0.34	10/07/09	12,750,000
3,490	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (FSA Insd)	0.30	10/07/09	3,490,000
3,650	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 (COPs)	0.24	10/07/09	3,650,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.30	10/07/09	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.30	10/07/09	7,400,000
13,000	Los Angeles Unified School District Election 2005 Ser E Custody Receipts Ser 2008-1049 (FSA Insd)	0.43	10/07/09	13,000,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.30	10/07/09	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134	0.43	10/07/09	5,075,000
5,665	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3011X	0.30	10/07/09	5,665,000
6,665	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3012X	0.30	10/07/09	6,665,000
	Bay Area Toll Authority,
37,700	San Francisco Bay Area Toll Bridge 2007 Ser A2	0.30	10/07/09	37,700,000
2,600	San Francisco Bay Area Toll Bridge Ser B-1	0.35	10/07/09	2,600,000
10,000	San Francisco Bay Area Toll Bridge Ser G-1	0.25	10/07/09	10,000,000
	California Educational Facilities Authority,
12,500	California Institute of Technology 2006 Ser A	0.23	10/07/09	12,500,000
11,000	California Institute of Technology Ser 1994	0.23	10/07/09	11,000,000
5,465	California Lutheran University Ser 2004A	0.26	10/07/09	5,465,000
	California Health Facilities Financing Authority,
2,000	Catholic Healthcare West Ser 2008 A	0.28	10/07/09	2,000,000
51,835	Kaiser Permanente Ser 2006 C	0.28	10/07/09	51,835,000
15,605	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.28	10/07/09	15,605,000
21,325	Scripps Health Ser 2008 C	0.24	10/07/09	21,325,000
4,405	Scripps Health Ser 2008 F	0.21	10/07/09	4,405,000
32,195	Sisters of Charity of Leavenworth Health System Ser 2003	0.25	10/07/09	32,195,000
20,000	Stanford Hospital Ser 2008 B-2	0.32	10/07/09	20,000,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.25	10/07/09	5,750,000
3,525	Rand Corporation 2008 Ser A	0.25	10/07/09	3,525,000
3,175	Rand Corporation 2008 Ser B	0.27	10/01/09	3,175,000
16,855	SRI International Ser 2003 A	0.25	10/07/09	16,855,000
	California State Department of Water Resources,
9,550	Power Supply Ser B Subser B-6	0.30	10/07/09	9,550,000
33,000	Power Supply Ser 2002 C Subser C-9	0.40	10/07/09	33,000,000
34,765	Power Supply Ser 2002 C Subser C-10	0.28	10/07/09	34,765,000
16,255	Power Supply Ser 2002 C Subser C-15	0.25	10/07/09	16,255,000
10,000	Power Supply Ser 2002 C Subser C-16	0.24	10/07/09	10,000,000
2,600	Power Supply Ser 2002 C Subser C-17	0.22	10/07/09	2,600,000
6,000	Power Supply Ser 2002 C Subser C-18	0.24	10/07/09	6,000,000
2,800	Power Supply Ser 2005 F Subser F-2	0.30	10/01/09	2,800,000
7,260	Power Supply Ser 2005 F Subser G-2	0.30	10/07/09	7,260,000
	California Statewide Communities Development Authority,
470	American Baptist Homes of the West Ser 2006	0.30	10/07/09	470,000
17,000	Front Porch Communities & Services Ser 2007 B	0.31	10/07/09	17,000,000
6,100	John Muir Health Ser 2008 A	0.27	10/01/09	6,100,000
14,300	Kaiser Permanente Ser 2003 B	0.28	10/07/09	14,300,000
15,800	Kaiser Permanente Ser 2004 J	0.28	10/07/09	15,800,000
8,600	Kaiser Permanente Ser 2004 L	0.28	10/07/09	8,600,000
9,755	Rady Childrens Hospital Ser 2008 B	0.30	10/01/09	9,755,000
40,900	University of San Diego Ser 2005	0.27	10/07/09	40,900,000

$25,300	City of Glendale, 2000 Police Building (COPs)	0.35%	10/07/09	$25,300,000
	City of Irvine,
7,227	Improvement Bond Act 1915	0.27	10/01/09	7,227,000
5,120	Improvement Bond Act 1915	0.27	10/01/09	5,120,000
4,420	Improvement Bond Act 1915	0.27	10/01/09	4,420,000
1,415	Improvement Bond Act 1915	0.27	10/01/09	1,415,000
9,324	Improvement Bond Act 1915 Ser 2005 A	0.27	10/01/09	9,324,000
10,650	Improvement Bond Act 1915 Ser 2007 A	0.27	10/01/09	10,650,000
11,210	City of Irvine Assessment District No. 87-8, Improvement Bond Act 1915, Ser 1999	0.27	10/01/09	11,210,000
	City of Los Angeles,
37,210	Wastewater System Sub Ser 2008 A	0.30	10/07/09	37,210,000
21,915	Wastewater System Sub Ser 2008 A	0.30	10/07/09	21,915,000
1,095	Wastewater System Sub Ser 2008 C	0.30	10/07/09	1,095,000
18,300	City of Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.40	10/07/09	18,300,000
46,000	City of Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.19	10/07/09	46,000,000
12,720	City of Pasadena, Ser 2008 (COPs)	0.27	10/07/09	12,720,000
5,000	City of Sunnyvale, Government Center Site Acquuisition Ser 2009 A (COPs)	0.32	10/07/09	5,000,000
8,000	City of Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	0.34	10/07/09	8,000,000
	City of Whittier,
8,700	Presbyterian Intercommunity Hospital Ser 2009 A	0.22	10/07/09	8,700,000
18,600	Presbyterian Intercommunity Hospital Ser 2009 C	0.21	10/07/09	18,600,000
	County of Riverside,
1,700	Public Facilities Ser 1985 A (COPs)	0.25	10/07/09	1,700,000
1,300	1985 Ser B (COPs)	0.25	10/07/09	1,300,000
17,825	County of Sacramento, Administration Center & Courthouse Ser 1990 (COPs)	0.35	10/07/09	17,825,000
1,500	County of San Bernardino, 1996 Cap Imp Refinancing (COPs)	0.30	10/07/09	1,500,000
10,500	County of Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.31	10/07/09	10,500,000
34,300	East Bay Municipal Utility District, Water System Sub Ser 2007 A Eagle #20080018 Class A (FSA Insd)	0.36	10/07/09	34,300,000
	Eastern Municipal Water District,
16,050	Water & Sewer Ser 2008 A (COPs)	0.27	10/07/09	16,050,000
20,000	Water & Sewer Ser 2008 B (COPs)	0.27	10/07/09	20,000,000
16,970	Water & Sewer Ser 2008 D (COPs)	0.20	10/07/09	16,970,000
3,600	Water & Sewer Ser 2008 F (COPs)	0.22	10/07/09	3,600,000
1,350	Irvine Public Facilities & Infrastructure Authority, Capital Improvement Ser 1985 (COPs)	0.35	10/07/09	1,350,000
12,000	Irvine Ranch Water District, Cons Ser 2009 A	0.28	10/07/09	12,000,000
8,450	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.30	10/07/09	8,450,000
27,640	Los Angeles County Metropolitan Transportation Authority, Prop A First Tier Senior Sales Tax Ser 2008-A1	0.28	10/07/09	27,640,000
	Los Angeles Department of Water & Power,
10,300	Power System 2002 Ser A-5	0.33	10/07/09	10,300,000
11,300	Power System 2002 Ser A Subser A-6	0.32	10/07/09	11,300,000
14,500	Water System 2001 Ser B Subser B-1	0.30	10/07/09	14,500,000
15,825	Water System 2001 Ser B Subser B-4	0.30	10/07/09	15,825,000
4,880	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (FSA Insd)	0.40	10/07/09	4,880,000
	Metropolitan Water District of Southern California,
7,500	Water 1997 Ser B	0.30	10/07/09	7,500,000
19,600	Water 1999 Ser C	0.25	10/07/09	19,600,000
30,560	Water 2000 Ser B-2	0.23	10/07/09	30,560,000
9,600	Water 2000 Ser B-4	0.20	10/07/09	9,600,000
11,500	Water 2001 Ser C-1	0.25	10/01/09	11,500,000
16,350	Water 2005 Ser B-2	0.25	10/01/09	16,350,000
14,350	Water 2006 Ser A-1	0.25	10/07/09	14,350,000
6,750	Orange County Water District, Ser 2003 A (COPs)	0.20	10/07/09	6,750,000
	Peralta Community College District,

$2,940	Election 2006 Ser B PUTTERs Ser 2682 (FSA Insd)	0.40%	10/07/09	$2,940,000
2,000	Ser 2005 PUTTERs Ser 3499Z (FSA Insd)	0.40	10/07/09	2,000,000
4,300	Rancho Water District Financing Authority, Ser 2008 B	0.21	10/07/09	4,300,000
10,895	Riverside County Asset Leasing Corp., Southwest Justice Center Ser 2008 A	0.24	10/07/09	10,895,000
	Sacramento Regional County Sanitation District,
1,625	Sub Lien Ser 2008 C	0.28	10/01/09	1,625,000
20,000	Sub Lien Ser 2000 C	0.24	10/07/09	20,000,000
3,350	Sub Lien Ser 2008 D	0.28	10/01/09	3,350,000
5,500	Sub Lien Ser 2008 E	0.23	10/07/09	5,500,000
8,895	San Bernardino County Flood Control District Zone No 2, Judgment Ser 2008	0.35	10/07/09	8,895,000
10,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	0.32	10/07/09	10,000,000
6,045	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser B	0.30	10/07/09	6,045,000
7,250	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (FSA Insd)	0.85	10/07/09	7,250,000
20,000	San Francisco City & County Airports Commission, 2009 Second Ser 36-A	0.20	10/07/09	20,000,000
1,000	San Francisco City & County Finance Corp., Moscone Center Ser 2008-2	0.28	10/07/09	1,000,000
13,400	San Francisco City & County Redevelopment Agency, Multifamily Mercy Terrace Ser 2005 A	0.32	10/07/09	13,400,000
12,005	San Jose Financing Authority, Lease Ser 2002 ROCs II-R Ser 11566 (BHAC Insd)	0.36	10/07/09	12,005,000
20,200	Santa Clara County Financing Authority, -El Camino Hospital Ser 2009 A	0.21	10/07/09	20,200,000
1,200	Santa Clara County-El Camino Hospital District, Valley Medical Center Ser 1985 B	0.25	10/07/09	1,200,000
	Santa Clara Valley Transportation Authority,
4,275	Sales Tax Ser 2008 B	0.27	10/07/09	4,275,000
22,275	Sales Tax Ser 2008 C	0.30	10/07/09	22,275,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (FSA Insd)	0.40	10/07/09	5,860,000
5,800	Southern Californa Public Power Authority, Mead Adelanto Ser 2008 A	0.27	10/01/09	5,800,000
6,820	Southern California Public Power Authority, Magnolia Power Project A Ser 2009-1	0.22	10/07/09	6,820,000
13,600	State of California, Ser 2007 ROCs II-R Ser 11402 (AGC Insd)	0.60	10/07/09	13,600,000
	Town of Hillsborough,
9,300	Water & Sewer System Ser 2003 A (COPs)	0.35	10/07/09	9,300,000
9,440	Water & Sewer System Ser 2006 A (COPs)	0.35	10/07/09	9,440,000
5,650	Turlock Irrigation District, Ser 1988 A	0.23	10/07/09	5,650,000
14,925	West Hills Community College District, Ser 2008 (COPs)	0.35	10/07/09	14,925,000
19,400	Western Municipal Water District Facilities Authority, Ser 2009 A	0.26	10/07/09	19,400,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,436,121,000)			1,436,121,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (7.6%)
12,000	Los Angeles Department of Airports, Los Angeles International Airport Ser B	0.25%	10/20/09	0.25%	12,000,000
30,000	Los Angeles Department of Water & Power, Power System	0.30	11/05/09	0.30	30,000,000
7,500	Los Angeles Municipal Improvement Corporation, Lease Ser 2004 A-1	0.32	11/18/09	0.32	7,500,000
9,000	Riverside County Transportation Commission, Ser 2009 B	0.28	12/03/09	0.28	9,000,000
	San Diego County Water Authority,

$9,900	Ser 1	0.37%	10/14/09	0.37%	$9,900,000
7,000	Ser 1	0.25	11/12/09	0.25	7,000,000
14,000	Ser 2009 1	0.40	10/14/09	0.40	14,000,000
19,000	Ser 2009 1	0.35	11/19/09	0.35	19,000,000
2,400	San Francisco Airport Commission, San Francisco International Airport Ser 1997 B	0.35	10/06/09	0.35	2,400,000
4,100	San Francisco County Transportation Authority, 2004 Ser B	0.38	11/12/09	0.38	4,100,000
	San Gabriel Valley Council of Governments,
1,000	Alameda Corridor East GANs	0.25	10/07/09	0.25	1,000,000
15,000	Alameda Corridor East GANs	0.25	10/07/09	0.25	15,000,000

	Total California Tax-Exempt Commercial Paper(Cost $130,900,000)				130,900,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.9%)
	California Community College Financing Authority,
28,500	Ser 2009 A TRANs, dtd 07/21/09	2.00	06/30/10	0.95	28,720,616
12,485	Ser 2009 C TRANs, dtd 08/11/09	2.50	06/30/10	1.18	12,606,643
7,000	Ser 2009 D TRANs, dtd 08/11/09	2.25	06/30/10	1.25	7,051,638
38,250	California School Cash Reserve Program Authority, 2009-2010 Ser A (COPs) TRANs, dtd 07/06/09	2.50	07/01/10	0.60	38,790,096
	City of San Diego,
7,610	2009-2010 Ser A TRANs, dtd 07/01/09	2.00	12/31/09	0.51	7,638,117
11,910	2009-2010 Ser B TRANs, dtd 07/01/09	2.00	01/29/10	0.52	11,967,438
9,000	County of San Bernardino, Ser 2009-2010 TRANs, dtd 07/01/09	2.00	06/30/10	0.40	9,106,865
19,000	Los Angeles County Schools, Pooled 2009-2010 Ser A TRANs, dtd 07/01/09	2.50	06/30/10	0.85	19,231,566

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds(Cost $135,112,979)				135,112,979
	Total Investments (Cost $1,702,133,979) (c)			99.2%	1,702,133,979
	Other Assets in Excess of Liabilities			0.8	13,221,124
	Net Assets			100.0%	$1,715,355,103

COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at September 30, 2009.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FSA	Financial Security Assurance Inc.

Active Assets California Tax-Free Trust

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
Tax-Exempt Variable Rate Obligations	$1,436,121,000	—	$1,436,121,000	—
Tax-Exempt Commercial Paper	130,900,000	—	130,900,000	—
Tax-Exempt Municipal Notes and Bonds	135,112,979	—	135,112,979	—
Total	$1,702,133,979	—	$1,702,133,979	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Randy Takian

Randy Takian

Principal Executive Officer

November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian

Randy Takian

Principal Executive Officer

November 19, 2009

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 19, 2009